SHORT-TERM AND LONG-TERM BANK BORROWINGS (Details)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Amount - Short-term	$ 9,388,706	¥ 68,500,000	$ 16,257,820	¥ 115,650,000
Amount - Long-term	8,527,686	62,218,000
China Minsheng Bank Loan One
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Amount - Long-term	$ 1,370,614	¥ 10,000,000
Interest	3.80%	3.80%
China Minsheng Bank Loan Two
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Amount - Long-term	$ 2,055,921	¥ 15,000,000
Interest	3.80%	3.80%
China Minsheng Bank Loan Three
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Amount - Long-term	$ 2,741,228	¥ 20,000,000
Interest	3.80%	3.80%
CZBANK Loan One
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Amount - Long-term	$ 511,924	¥ 3,735,000
Interest	4.50%	4.50%
Huaxia Bank Loan One
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Amount - Long-term	$ 930,647	¥ 6,790,000
Interest	4.15%	4.15%
Huaxia Bank Loan Two
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Amount - Long-term	$ 917,352	¥ 6,693,000
Interest	4.15%	4.15%
China Merchants Bank Loan One
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Amount - Short-term			$ 1,827,511	¥ 13,000,000
Interest			4.80%	4.80%
Industrial Bank Loan One
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Amount - Short-term	$ 822,368	¥ 6,000,000	$ 843,467	¥ 6,000,000
Interest	4.50%	4.50%	5.22%	5.22%
Industrial Bank Loan Two
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Amount - Short-term	$ 822,368	¥ 6,000,000	$ 984,044	¥ 7,000,000
Interest	4.50%	4.50%	5.22%	5.22%
China Everbright Bank
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Amount - Short-term	$ 1,370,614	¥ 10,000,000
Interest	3.20%	3.20%
China Minsheng Bank Loan One
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Amount - Short-term	$ 137,061	¥ 1,000,000
Interest	3.75%	3.75%
China Minsheng Bank Loan Two
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Amount - Short-term	$ 1,370,614	¥ 10,000,000	$ 1,405,778	¥ 10,000,000
Interest	3.75%	3.75%	4.20%	4.20%
China Minsheng Bank Loan Three
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Amount - Short-term	$ 685,307	¥ 5,000,000	$ 2,108,667	¥ 15,000,000
Interest	3.75%	3.75%	4.20%	4.20%
China Minsheng Bank Loan Four
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Amount - Short-term			$ 2,249,244	¥ 16,000,000
Interest			4.20%	4.20%
China Minsheng Bank Loan Five
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Amount - Short-term			$ 2,811,555	¥ 20,000,000
Interest			4.20%	4.20%
CZBANK Loan One
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Amount - Short-term	$ 1,267,818	¥ 9,250,000	$ 281,156	¥ 2,000,000
Interest	4.50%	4.50%	5.60%	5.60%
CZBANK Loan Two
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Amount - Short-term	$ 171,327	¥ 1,250,000	$ 421,733	¥ 3,000,000
Interest	5.00%	5.00%	5.00%	5.00%
CZBANK Loan Three
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Amount - Short-term			$ 822,380	¥ 5,850,000
Interest			5.00%	5.00%
CZBANK Loan Four
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Amount - Short-term			$ 140,578	¥ 1,000,000
Interest			5.00%	5.00%
CZBANK Loan Five
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Amount - Short-term			$ 210,867	¥ 1,500,000
Interest			5.00%	5.00%
CZBANK Loan Six
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Amount - Short-term			$ 196,809	¥ 1,400,000
Interest			5.00%	5.00%
Huaxia Bank Loan One
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Amount - Short-term			$ 421,733	¥ 3,000,000
Interest			5.30%	5.30%
Huaxia Bank Loan Two
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Amount - Short-term			$ 562,311	¥ 4,000,000
Interest			5.30%	5.30%
Huaxia Bank Loan Three
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Amount - Short-term			$ 969,987	¥ 6,900,000
Interest			5.30%	5.30%
Shanghai Pudong Development Bank
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Amount - Short-term	$ 1,233,553	¥ 9,000,000
Interest	4.75%	4.75%
Shanghai Pudong Development Bank
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Amount - Short-term	$ 1,507,676	¥ 11,000,000
Interest	4.75%	4.75%